UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM INCOME BUILDER FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek income and long-term capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. Jennison Associates and PGIM, Inc. (PGIM) are registered investment advisors and Prudential Financial companies. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM. PGIM Fixed Income and PGIM Real Estate are units of PGIM. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Income Builder Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Income Builder Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Income Builder Fund

April 30, 2019

PGIM Income Builder Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	7.80	2.14	2.90	6.71	—
Class B	7.35	1.08	2.91	6.40	—
Class C	7.47	5.08	3.06	6.40	—
Class R	7.69	6.59	3.58	6.93	—
Class Z	7.99	7.16	4.10	7.48	—
Class R6	7.88	7.17	N/A	N/A	5.68 (12/30/16)
S&P 500 Index
	9.75	13.48	11.62	15.31	—
Bloomberg Barclays US Aggregate Bond Index
	5.49	5.29	2.57	3.72	—
Lipper Flexible Portfolio Funds Average
	5.32	2.44	3.51	8.18	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Year 1) 4.00% (Year 2) 3.00% (Year 3) 2.00% (Year 4) 1.00% (Years 5/6) 0.00% (Year 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how US stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 14.70%.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC-registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.79%.

Lipper Flexible Portfolio Funds Average—The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds universe for the periods noted. The funds in the Lipper Average allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 5.88%.

PGIM Income Builder Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
PGIM Total Return Bond Fund Class R6	6.0
PGIM Short Duration High Yield Income Fund Class R6	5.0
Invesco Preferred ETF, Exchange-Traded Funds	4.5
SPDR Bloomberg Barclays Convertible Securities ETF, Exchange-Traded Funds	3.0
Williams Cos., Inc. (The), Oil, Gas & Consumable Fuels	1.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/19 (%)
Sovereign Bonds	13.8
Equity Real Estate Investment Trusts (REITs)	13.1
Oil, Gas & Consumable Fuels	12.7
Affiliated Mutual Funds	11.0
Exchange-Traded Funds	7.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Income Builder Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Income Builder Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,078.00	0.95%	$4.89
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
Class B	Actual	$1,000.00	$1,073.50	1.70%	$8.74
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Class C	Actual	$1,000.00	$1,074.70	1.70%	$8.75
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Class R	Actual	$1,000.00	$1,076.90	1.20%	$6.18
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class Z	Actual	$1,000.00	$1,079.90	0.70%	$3.61
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51
Class R6	Actual	$1,000.00	$1,078.80	0.70%	$3.61
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.6%

AFFILIATED MUTUAL FUNDS 11.0%
PGIM Short Duration High Yield Income Fund (Class R6)	2,258,144	$20,210,391
PGIM Total Return Bond Fund (Class R6)	1,690,970	24,265,413

TOTAL AFFILIATED MUTUAL FUNDS (cost $43,668,889)		44,475,804

COMMON STOCKS 41.3%

Aerospace & Defense 0.8%
Boeing Co. (The)	3,942	1,488,854
Safran SA (France)	10,517	1,536,627

		3,025,481

Banks 1.3%
Bank of America Corp.	55,663	1,702,175
BB&T Corp.	25,087	1,284,454
JPMorgan Chase & Co.	11,759	1,364,632
SunTrust Banks, Inc.	12,935	846,984

		5,198,245

Beverages 0.4%
Keurig Dr. Pepper, Inc.	51,471	1,496,262

Capital Markets 0.2%
CME Group, Inc.	2,065	369,428
Moelis & Co. (Class A Stock)	11,889	486,855

		856,283

Chemicals 0.2%
Akzo Nobel NV (Netherlands)	9,191	782,321

Commercial Services & Supplies 0.3%
Republic Services, Inc.	15,793	1,307,976

Communications Equipment 0.9%
Cisco Systems, Inc.	33,504	1,874,549
Nokia OYJ (Finland), ADR(a)	298,998	1,578,709

		3,453,258

Consumer Finance 0.2%
American Express Co.	7,927	929,282

See Notes to Financial Statements.

PGIM Income Builder Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.6%
AT&T, Inc.	36,670	$1,135,303
Verizon Communications, Inc.	21,237	1,214,544

		2,349,847

Electric Utilities 1.2%
Duke Energy Corp.	12,579	1,146,198
Edison International	27,960	1,783,009
Exelon Corp.	29,029	1,479,028
GenOn Energy Holdings, Inc. (Class A Stock)*^	1,854	268,830
Keycon Power Holdings LLC^	350	98,000

		4,775,065

Electrical Equipment 0.3%
Emerson Electric Co.	19,154	1,359,742

Entertainment 0.3%
Walt Disney Co. (The)	9,297	1,273,410

Equity Real Estate Investment Trusts (REITs) 10.6%
Activia Properties, Inc. (Japan)	140	584,860
American Tower Corp.	2,949	575,940
Americold Realty Trust	53,001	1,696,562
Apple Hospitality REIT, Inc.	175,024	2,879,145
Boston Properties, Inc.	8,970	1,234,451
CareTrust REIT, Inc.	87,432	2,120,226
Crown Castle International Corp.	3,928	494,064
DiamondRock Hospitality Co.	181,290	1,968,809
Essential Properties Realty Trust, Inc.	62,179	1,285,862
Four Corners Property Trust, Inc.	30,804	876,066
Frasers Logistics & Industrial Trust (Singapore)	594,649	516,333
Host Hotels & Resorts, Inc.	59,883	1,152,149
Invincible Investment Corp. (Japan)	4,436	2,244,966
Japan Hotel REIT Investment Corp. (Japan)	730	594,679
Kenedix Retail REIT Corp. (Japan)	364	881,388
Keppel REIT (Singapore)	945,153	846,775
LaSalle Logiport REIT (Japan)	1,219	1,306,456
Medical Properties Trust, Inc.	149,346	2,607,581
MGM Growth Properties LLC (Class A Stock)	87,258	2,814,943
Omega Healthcare Investors, Inc.	9,208	325,871
Prologis Property Mexico SA de CV (Mexico)	165,373	353,727
Prologis, Inc.	14,318	1,097,761
QTS Realty Trust, Inc. (Class A Stock)	13,258	601,250

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Regency Centers Corp.	7,580	$509,149
STAG Industrial, Inc.	68,833	1,981,014
STORE Capital Corp.	27,298	909,569
Suntec Real Estate Investment Trust (Singapore)	1,355,370	1,843,040
Tritax Big Box REIT PLC (United Kingdom)	314,000	608,721
VICI Properties, Inc.	129,618	2,955,290
Vicinity Centres (Australia)	1,007,532	1,807,140
Warehouse REIT PLC (United Kingdom)	952,956	1,291,365
Welltower, Inc.	26,823	1,999,118

		42,964,270

Food & Staples Retailing 0.3%
Walmart, Inc.	12,696	1,305,657

Food Products 0.3%
Mondelez International, Inc. (Class A Stock)	20,970	1,066,324

Health Care Equipment & Supplies 0.8%
Abbott Laboratories	21,224	1,688,582
Zimmer Biomet Holdings, Inc.	11,070	1,363,381

		3,051,963

Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	10,331	2,041,096

Household Products 0.2%
Procter & Gamble Co. (The)	9,027	961,195

Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners LP	32,885	1,513,697

Industrial Conglomerates 0.2%
Honeywell International, Inc.	4,736	822,312

Insurance 0.8%
Chubb Ltd.	13,628	1,978,785
MetLife, Inc.	26,105	1,204,224

		3,183,009

Machinery 0.2%
Caterpillar, Inc.	6,865	957,118

See Notes to Financial Statements.

PGIM Income Builder Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining 0.3%
Anglo American PLC (South Africa)	42,775	$1,110,627

Mortgage Real Estate Investment Trusts (REITs) 0.4%
MFA Financial, Inc.	153,332	1,151,523
Starwood Property Trust, Inc.	21,877	504,265

		1,655,788

Oil, Gas & Consumable Fuels 12.7%
Andeavor Logistics LP, MLP	19,279	646,425
Antero Midstream Corp.	92,067	1,124,138
BP PLC (United Kingdom), ADR	54,704	2,392,206
Buckeye Partners LP, MLP	13,942	466,499
Cheniere Energy Partners LP, MLP	91,468	4,008,128
Crestwood Equity Partners LP, MLP	19,913	730,608
Enable Midstream Partners LP, MLP	34,307	477,553
Enbridge, Inc. (Canada)	65,004	2,401,320
Energy Transfer LP, MLP	238,107	3,600,178
EnLink Midstream LLC, UTS	99,922	1,168,088
Enterprise Products Partners LP, MLP	123,713	3,541,903
EQM Midstream Partners LP, MLP	15,469	711,574
Equitrans Midstream Corp.	11,272	234,796
Frontera Energy Corp. (Colombia)	2,232	19,718
Gibson Energy, Inc. (Canada)	74,561	1,229,419
Kinder Morgan, Inc.	128,890	2,561,044
Magellan Midstream Partners LP, MLP	7,191	445,914
MPLX LP, MLP	34,659	1,118,099
Noble Midstream Partners LP, MLP	21,001	723,064
ONEOK, Inc.	54,155	3,678,749
Pembina Pipeline Corp. (Canada)	62,468	2,233,856
Plains All American Pipeline LP, MLP	120,136	2,781,148
Plains GP Holdings LP (Class A Stock)*	9,788	230,997
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	23,530	1,494,861
Tallgrass Energy LP	89,656	2,164,296
Targa Resources Corp.	63,399	2,545,470
TransCanada Corp. (Canada)	16,413	783,345
Western Midstream Partners LP, MLP	38,201	1,206,388
Williams Cos., Inc. (The)	236,145	6,689,988

		51,409,772

Pharmaceuticals 1.4%
AstraZeneca PLC (United Kingdom), ADR	63,227	2,381,129
Elanco Animal Health, Inc.*	27,426	863,919

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Eli Lilly & Co.	8,848	$1,035,570
Merck & Co., Inc.	19,129	1,505,643

		5,786,261

Real Estate Management & Development 0.5%
LEG Immobilien AG (Germany)	4,350	507,270
New World Development Co. Ltd. (Hong Kong)	550,000	910,566
Sun Hung Kai Properties Ltd. (Hong Kong)	35,246	609,053

		2,026,889

Road & Rail 0.4%
Union Pacific Corp.	8,056	1,426,234

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*(a)	53,427	1,476,188
Broadcom, Inc.	9,122	2,904,445
Lam Research Corp.	8,322	1,726,232
Marvell Technology Group Ltd.	56,019	1,401,595
QUALCOMM, Inc.	22,581	1,944,902

		9,453,362

Software 0.4%
Microsoft Corp.	12,456	1,626,754

Specialty Retail 1.0%
Foot Locker, Inc.	16,021	916,562
Lowe’s Cos., Inc.	9,980	1,129,137
Ross Stores, Inc.	20,312	1,983,670

		4,029,369

Tobacco 0.6%
Philip Morris International, Inc.	27,912	2,416,063

Transportation Infrastructure 0.3%
Atlantia SpA (Italy)	37,618	1,030,370

TOTAL COMMON STOCKS (cost $147,408,546)		166,645,302

See Notes to Financial Statements.

PGIM Income Builder Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description				Shares	Value
EXCHANGE-TRADED FUNDS 7.5%
Invesco Preferred ETF				1,237,288	$17,965,422
SPDR Bloomberg Barclays Convertible Securities ETF				227,842	12,189,547

TOTAL EXCHANGE-TRADED FUNDS (cost $28,060,717)					30,154,969

PREFERRED STOCKS 3.1%

Electric Utilities 0.1%
American Electric Power Co., Inc., CVT, 6.125%*				11,228	583,631

Equity Real Estate Investment Trusts (REITs) 2.5%
American Homes 4 Rent				50,507	1,260,150
EPR Properties				42,382	1,040,902
Investors Real Estate Trust				30,210	755,250
Monmouth Real Estate Investment Corp.				41,405	1,002,829
Pebblebrook Hotel Trust				29,259	756,052
PS Business Parks, Inc.				32,000	776,000
Public Storage(a)				50,662	1,266,550
Public Storage				51,062	1,262,253
UMH Properties, Inc.				27,913	698,941
Vornado Realty Trust				60,586	1,432,859

					10,251,786

Health Care Equipment & Supplies 0.3%
Danaher Corp., Series A, CVT, 4.750%*				956	1,007,146

Multi-Utilities 0.2%
Sempra Energy, Series A, CVT, 6.000%				8,068	862,389

TOTAL PREFERRED STOCKS (cost $12,292,648)					12,704,952

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES 1.7%

Collateralized Loan Obligations
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%	3.947	%(c)	10/15/28	675	674,991
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class SUB, 144A	—	(p)	01/24/29	500	500,000

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	3.381	%(c)	07/18/27	500	$498,023
Catamaran CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850%	3.432	(c)	01/27/28	750	744,720
Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440%	4.058	(c)	04/15/29	650	649,878
Ocean Trails CLO Ltd. (Cayman Islands), Series 2019-07A, Class A1, 144A	—	(p)	04/17/30	500	500,000
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800%	3.397	(c)	07/15/27	500	499,417
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R2, 144A	—	(p)	01/15/29	500	500,000
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.854	(c)	05/15/26	221	221,406
Sound Point CLO Ltd. (Cayman Islands), Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.882	(c)	10/20/28	250	250,100
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390%	3.970	(c)	10/25/28	500	500,000
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	4.012	(c)	10/20/28	350	350,551
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910%	3.502	(c)	04/20/28	350	347,318
Zais CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.792	(c)	07/20/31	500	492,176

TOTAL ASSET-BACKED SECURITIES (cost $6,743,696)					6,728,580

BANK LOANS 0.1%

Oil & Gas
Citgo Petroleum Corp., 2019 Incremental Term B Loan	—	(p)	03/27/24	100	99,625

See Notes to Financial Statements.

PGIM Income Builder Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Oil & Gas (cont’d.)
Citgo Petroleum Corp., (cont’d.)
Term Loan	—	%(p)	07/29/21	100	$99,531

TOTAL BANK LOANS (cost $196,270)					199,156

CONVERTIBLE BOND 0.2%

Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $637,389)	7.250		05/15/21	623	678,572

CORPORATE BONDS 19.9%

Aerospace & Defense 0.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		12/01/24	1,075	1,092,952
Sr. Unsec’d. Notes, 144A	7.875		04/15/27	250	251,563
Sr. Unsec’d. Notes, 144A	8.750		12/01/21	25	27,656
TransDigm, Inc.,
Gtd. Notes	6.375		06/15/26	50	50,125
Gtd. Notes	6.500		07/15/24	50	50,656

					1,472,952

Agriculture 0.1%
Darling Ingredients, Inc., Sr. Unsec’d. Notes, 144A	5.250		04/15/27	70	71,225
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25	275	246,813

					318,038

Auto Manufacturers 0.4%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A	4.750		10/01/27	50	48,990
Sr. Unsec’d. Notes, 144A	5.875		06/01/29	75	77,250
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750		01/15/43	150	127,462
Sr. Unsec’d. Notes	5.291		12/08/46	450	410,102
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584		03/18/24	200	210,305

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes	5.000%		10/01/28			250	$257,288
Sr. Unsec’d. Notes	5.200		04/01/45			25	23,439
Navistar International Corp., Gtd. Notes, 144A	6.625		11/01/25			325	331,094

							1,485,930

Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875		08/15/26			400	325,000
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250		04/01/25			150	150,767
Gtd. Notes(a)	6.250		03/15/26			300	300,000
Gtd. Notes(a)	6.500		04/01/27			200	201,462
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625		11/15/26			225	207,022
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750		04/15/25			225	229,500
Gtd. Notes, 144A	6.500		06/01/26			200	209,250
Titan International, Inc., Sr. Sec’d. Notes	6.500		11/30/23			175	168,000

							1,791,001

Banks 0.6%
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	5.750		01/30/25			200	182,484
Sr. Unsec’d. Notes	6.750		10/31/23		EUR	200	224,994
BBVA Bancomer SA/Texas (Mexico), Sub. Notes, 144A	6.750		09/30/22			200	217,258
CIT Group, Inc., Sub. Notes	6.125		03/09/28			250	278,437
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)		100	102,000
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750		05/02/24			220	221,118
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625	(cc)	03/20/25			200	200,016

See Notes to Financial Statements.

PGIM Income Builder Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
TC Ziraat Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A, MTN	5.125%	09/29/23	200	$174,322
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes	5.942	11/21/23	400	418,948
Sr. Unsec’d. Notes	6.025	07/05/22	200	209,500

				2,229,077

Beverages 0.0%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25	150	151,875

Building Materials 0.4%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700	01/11/25	200	205,400
Griffon Corp., Gtd. Notes	5.250	03/01/22	280	280,000
Masonite International Corp., Gtd. Notes, 144A	5.750	09/15/26	75	76,687
NCI Building Systems, Inc., Gtd. Notes, 144A	8.000	04/15/26	300	279,750
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	200	191,750
Sr. Unsec’d. Notes, 144A	5.375	11/15/24	25	25,469
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.125	06/01/25	75	74,625
Gtd. Notes, 144A	6.500	03/15/27	225	232,594
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	375	385,312

				1,751,587

Chemicals 1.0%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	225	223,312
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	200	203,000
Ashland LLC, Gtd. Notes	6.875	05/15/43	275	293,562
Chemours Co. (The), Gtd. Notes	7.000	05/15/25	35	37,013

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	4.875%	03/14/25	340	$357,637
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	210	204,225
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24	200	202,624
Hexion, Inc.,
Sec’d. Notes, 144A(a)(d)	13.750	02/01/22	220	45,100
Sr. Sec’d. Notes, 144A(d)	10.375	02/01/22	100	78,250
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48	225	214,594
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	300	294,750
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	50	51,750
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	350	330,750
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	200	212,235
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	150	153,945
Syngenta Finance NV (Switzerland), Gtd. Notes	5.182	04/24/28	200	204,592
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	245	242,244
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	190	185,487
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26	160	161,400
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(a)	5.750	07/15/25	160	150,800

				3,847,270

Coal 0.0%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	113	118,368

Commercial Services 0.8%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	350	378,875

See Notes to Financial Statements.

PGIM Income Builder Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	95	$94,371
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(a)	8.250	11/15/26	720	729,670
Sr. Sec’d. Notes, 144A	6.250	05/15/26	285	292,481
Star Merger Sub, Inc., Sr. Sec’d. Notes, 144A	6.875	08/15/26	365	379,381
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	825	818,812
Gtd. Notes	5.250	01/15/30	125	125,625
Gtd. Notes	5.500	05/15/27	150	154,500
Gtd. Notes	5.875	09/15/26	100	104,500
Gtd. Notes	6.500	12/15/26	150	160,500
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	125	132,188

				3,370,903

Computers 0.4%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	755	756,887
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	200	208,000
West Corp., Gtd. Notes, 144A	8.500	10/15/25	675	594,844

				1,559,731

Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	50	50,375
Gtd. Notes	7.000	06/15/23	200	200,000
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	100	101,500

				351,875

Diversified Financial Services 0.4%
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	225	228,938
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125	07/15/26	735	736,837

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Springleaf Finance Corp., Gtd. Notes	7.125%		03/15/26	550	$590,562
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750		06/01/25	110	112,338
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750		06/15/22	50	51,671

					1,720,346

Electric 1.2%
Calpine Corp.,
Sr. Unsec’d. Notes	5.375		01/15/23	50	50,375
Sr. Unsec’d. Notes	5.500		02/01/24	175	173,688
Sr. Unsec’d. Notes	5.750		01/15/25	1,100	1,089,000
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750		02/14/42	200	205,000
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN	6.350		08/10/28	400	415,526
Sr. Unsec’d. Notes	5.750		01/26/21	340	336,940
Sr. Unsec’d. Notes, EMTN	6.750		08/06/23	400	400,920
Sr. Unsec’d. Notes, MTN	8.450		08/10/28	460	497,444
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%(a)	9.392	(c)	12/01/23	148	147,185
Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000		12/01/23	32	32,464
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000		06/01/24	80	79,544
Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950		09/14/26	200	192,800
NRG Energy, Inc.,
Gtd. Notes	5.750		01/15/28	100	105,897
Gtd. Notes	6.625		01/15/27	100	107,000
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN(a)	5.450		05/21/28	420	448,495
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.500		09/01/26	325	334,750
Sr. Unsec’d. Notes, 144A	5.625		02/15/27	300	307,875

					4,924,903

See Notes to Financial Statements.

PGIM Income Builder Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.1%
Itron, Inc., Gtd. Notes, 144A	5.000%	01/15/26	50	$49,625
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	150	153,750

				203,375

Energy-Alternate Sources 0.1%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22	200	197,265

Engineering & Construction 0.2%
AECOM,
Gtd. Notes	5.125	03/15/27	275	276,034
Gtd. Notes	5.875	10/15/24	75	79,500
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes	4.250	10/27/27	200	179,002
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	194,750
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	225	226,687

				955,973

Entertainment 0.8%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	225	216,866
Gtd. Notes	5.875	11/15/26	325	302,250
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	600	586,500
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	100	98,000
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	75	75,188
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	350	372,743
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	275	295,625
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	225	218,812
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	225	222,187

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes	6.250%	09/01/20	50	$50,125
Gtd. Notes	6.625	05/15/21	575	580,750
Gtd. Notes, 144A	8.250	03/15/26	50	51,813
Sr. Sec’d. Notes, 144A	5.000	10/15/25	125	124,336

				3,195,195

Environmental Control 0.0%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24	100	105,000

Foods 0.4%
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes	5.750	03/15/25	25	24,812
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	100	98,120
JBS Investments GmbH, Gtd. Notes, 144A	6.250	02/05/23	200	203,000
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	250	255,625
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29	270	286,200
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26	25	22,313
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25	75	76,125
Gtd. Notes, 144A	5.875	09/30/27	275	283,937
Post Holdings, Inc., Gtd. Notes, 144A	5.625	01/15/28	300	303,264

				1,553,396

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	50	51,188
Sr. Unsec’d. Notes	5.750	05/20/27	225	232,312
Sr. Unsec’d. Notes	5.875	08/20/26	300	312,375

				595,875

See Notes to Financial Statements.

PGIM Income Builder Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.1%
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	275	$199,375

Healthcare-Services 0.7%
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A(a)	8.125	06/30/24	327	241,980
DaVita, Inc., Gtd. Notes	5.000	05/01/25	125	122,305
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	150	142,500
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	495	520,987
Gtd. Notes	5.625	09/01/28	50	53,250
Gtd. Notes	5.875	02/01/29	75	80,719
MEDNAX, Inc.,
Gtd. Notes, 144A	6.250	01/15/27	300	306,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	350	365,312
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	125	128,438
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	175	182,438
Sr. Unsec’d. Notes(a)	6.750	06/15/23	450	459,000
Sr. Unsec’d. Notes	8.125	04/01/22	300	320,088

				2,923,017

Home Builders 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	225	210,375
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	150	156,750
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	100	90,250
Gtd. Notes	6.750	03/15/25	225	217,125
Gtd. Notes	7.250	02/01/23	5	4,863
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	150	147,000
KB Home, Gtd. Notes	6.875	06/15/27	25	26,094
Gtd. Notes	7.000	12/15/21	125	133,750
Lennar Corp., Gtd. Notes	5.250	06/01/26	75	77,812

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes	5.625%	08/01/25	125	$122,656
Gtd. Notes	6.750	01/15/21	75	76,125
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	200	203,500
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	125	129,375
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	275	271,562
Gtd. Notes	6.000	06/01/25	125	132,500
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	225	203,625
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A	5.875	04/01/23	50	50,000
Gtd. Notes, 144A	6.125	04/01/25	75	73,688
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22	75	77,437
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875	04/15/23	225	231,487
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	350	339,500
Gtd. Notes	7.000	08/15/22	150	150,750

				3,126,224

Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26	75	74,621

Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	200	204,560

Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	100	99,250

Internet 0.1%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750	01/15/27	575	583,625

See Notes to Financial Statements.

PGIM Income Builder Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.2%
Cleveland-Cliffs, Inc.,
Gtd. Notes	5.750%	03/01/25	275	$273,680
Sr. Unsec’d. Notes, 144A	5.875	06/01/27	325	313,219
United States Steel Corp., Sr. Unsec’d. Notes	6.250	03/15/26	100	89,750

				676,649

Lodging 0.0%
Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26	100	103,875
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	50	50,750

				154,625

Machinery-Diversified 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	100	103,500
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	250	268,750
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875	12/15/25	50	50,061

				422,311

Media 1.1%
AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	90	89,513
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	420	419,475
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	300	311,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24	890	957,862
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	1,450	1,297,750
Entercom Media Corp., Sec’d. Notes, 144A	6.500	05/01/27	65	66,300
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	200	206,126

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Gray Television, Inc., (cont’d.) Sr. Unsec’d. Notes, 144A	7.000%	05/15/27	70	$75,578
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	105	109,463
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	08/01/24	150	152,280
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	115	119,888
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	150	147,375
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	215	215,000
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	100	96,000
Gtd. Notes, 144A	5.875	03/15/26	75	75,375
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	200	187,750

				4,527,360

Metal Fabricate/Hardware 0.1%
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	150	152,437
Gtd. Notes, 144A	6.250	08/15/24	75	78,094
TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	50	49,938
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	100	105,625

				386,094

Mining 0.7%
Constellium NV, Gtd. Notes, 144A	5.875	02/15/26	250	253,750
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875	11/04/44	400	431,056
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	250	235,938
Gtd. Notes, 144A	7.500	04/01/25	200	193,250
Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24	350	347,812
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	140	142,800

See Notes to Financial Statements.

PGIM Income Builder Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530%	11/15/28	420	$476,936
Sr. Unsec’d. Notes, 144A	6.530	11/15/28	270	306,602
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	60	54,450
Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375	05/04/27	210	218,190

				2,660,784

Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	175	164,938

Oil & Gas 3.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	700	252,000
Antero Resources Corp., Gtd. Notes(a)	5.000	03/01/25	400	392,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	275	268,125
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	276	301,530
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	75	73,688
Chesapeake Energy Corp., Gtd. Notes	8.000	06/15/27	600	586,666
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	650	669,500
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	180	179,100
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	225	222,187
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	50	50,750
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	70	74,550
Ensco Rowan PLC,
Sr. Unsec’d. Notes	4.500	10/01/24	75	60,750
Sr. Unsec’d. Notes	5.750	10/01/44	50	32,875
Sr. Unsec’d. Notes	7.750	02/01/26	225	194,625

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625%	02/01/26	275	$225,500
Gtd. Notes, 144A	7.375	05/15/24	130	117,000
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	340	447,250
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	50	49,625
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	125	125,937
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	150	152,812
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	6.375	10/24/48	400	442,856
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	575	543,375
Gtd. Notes, 144A	7.000	03/31/24	175	165,977
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	450	409,500
Oil & Gas Holding Co. BSCC (The) (Bahrain), Sr. Unsec’d. Notes	8.375	11/07/28	200	225,560
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN	6.500	11/07/48	200	233,094
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.299	01/27/25	45	46,215
Gtd. Notes	5.999	01/27/28	128	131,040
Gtd. Notes	6.250	03/17/24	40	43,018
Gtd. Notes	6.900	03/19/49	105	104,869
Gtd. Notes	7.375	01/17/27	663	739,775
Gtd. Notes	8.750	05/23/26	610	731,268
Petroleos de Venezuela SA (Venezuela),
First Lien, 144A	8.500	10/27/20	385	340,725
Sr. Unsec’d. Notes(d)	5.375	04/12/27	625	131,250
Sr. Unsec’d. Notes(d)	6.000	05/16/24	115	24,725
Sr. Unsec’d. Notes(d)	6.000	11/15/26	670	145,504
Sr. Unsec’d. Notes(d)	9.000	11/17/21	150	38,915
Sr. Unsec’d. Notes(d)	9.750	05/17/35	200	55,776
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	300	306,519
Gtd. Notes	6.350	02/12/48	804	711,540
Gtd. Notes	6.500	03/13/27	340	344,386
Gtd. Notes	6.500	01/23/29	130	129,772
Gtd. Notes	6.500	06/02/41	630	580,551

See Notes to Financial Statements.

PGIM Income Builder Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, MTN	6.875%	08/04/26	220	$228,998
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes	6.000	05/08/22	87	83,869
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	275	276,375
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	250	230,312
Gtd. Notes	5.000	03/15/23	75	72,966
Gtd. Notes	5.875	07/01/22	135	136,519
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24	200	197,442
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875	05/17/42	400	439,760
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN	4.750	03/13/23	200	204,449
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	150	152,625
Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25	71	72,647
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	300	297,000
Gtd. Notes, 144A	7.500	01/15/26	75	73,875
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	100	103,250
Sr. Unsec’d. Notes	5.750	06/01/26	50	51,688

				13,724,455

Packaging & Containers 0.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	400	400,500
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%	8.750	01/31/23	218	215,285
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A	7.000	07/15/24	125	129,219

				745,004

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 0.2%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500%	01/31/27	85	$92,597
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	6.125	04/15/25	425	429,781
Sr. Sec’d. Notes, 144A	5.750	08/15/27	35	36,470
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25	200	152,750
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	225	226,688

				938,286

Pipelines 0.5%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes	4.600	11/02/47	200	211,000
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375	09/15/24	50	50,970
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	100	96,625
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450	11/03/36	75	76,500
Energy Transfer Operating LP, Gtd. Notes	7.500	10/15/20	100	106,357
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768	12/15/37	125	153,438
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	175	190,312
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	100	112,024
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes	6.875	03/24/26	200	225,556
Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	281,945
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	300	305,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.125	02/01/25	75	76,688
Gtd. Notes	5.375	02/01/27	25	25,375

				1,912,415

See Notes to Financial Statements.

PGIM Income Builder Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.3%
China Evergrande Group (China), Sr. Sec’d. Notes	8.250%	03/23/22	200	$191,736
Country Garden Holdings Co. Ltd. (China), Sr. Sec’d. Notes	8.000	01/27/24	200	215,857
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	150	149,625
Forestar Group, Inc., Sr. Unsec’d. Notes, 144A	8.000	04/15/24	100	102,500
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	200	201,000
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	75	75,635
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	300	282,000

				1,218,353

Real Estate Investment Trusts (REITs) 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	50	52,803
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	100	98,750
Gtd. Notes	4.500	01/15/28	150	144,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	125	125,313
Gtd. Notes	5.250	08/01/26	75	76,406
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	50	49,595

				546,867

Retail 1.0%
Beacon Roofing Supply, Inc.,
Gtd. Notes	6.375	10/01/23	75	78,000
Gtd. Notes, 144A	4.875	11/01/25	150	144,330
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	150	149,625
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	375	376,875
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	150	132,750
Sr. Unsec’d. Notes	6.500	05/01/21	75	66,937

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Ferrellgas LP/Ferrellgas Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	6.750%	01/15/22	200	$177,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	450	339,750
Sr. Unsec’d. Notes	8.625	06/15/20	175	132,125
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	425	445,187
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	102,250
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	50	51,563
Gtd. Notes	6.750	07/01/36	325	282,750
Gtd. Notes	6.875	11/01/35	150	133,125
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	50	44,250
Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25	325	294,531
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	475	403,750
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	450	448,875
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	150	149,253
Sr. Unsec’d. Notes	5.750	03/01/25	25	24,594
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	125	128,125

				4,105,645

Software 0.3%
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%	7.125	05/01/21	515	516,287
Infor US, Inc., Gtd. Notes	6.500	05/15/22	445	452,925
Informatica LLC, Sr. Unsec’d. Notes, 144A, (original cost $2,172,600; purchased 06/07/18)(f)	7.125	07/15/23	40	40,900
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	230	239,488

				1,249,600

See Notes to Financial Statements.

PGIM Income Builder Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 1.5%
Anixter, Inc., Gtd. Notes, 144A	6.000%	12/01/25	150	$159,375
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	200	200,198
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	80	70,000
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	115	101,246
CommScope Technologies LLC,
Gtd. Notes, 144A	5.000	03/15/27	265	247,775
Gtd. Notes, 144A	6.000	06/15/25	260	264,069
CommScope, Inc., Gtd. Notes, 144A	8.250	03/01/27	100	108,000
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	102	67,167
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250	09/30/22	98	38,220
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750	03/01/23	600	424,920
Sr. Unsec’d. Notes	6.000	04/15/21	200	176,100
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	275	271,219
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	335	343,794
Level 3 Financing, Inc., Gtd. Notes	5.375	01/15/24	125	126,563
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26	200	205,248
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	04/01/24	265	273,612
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	261	249,907
Gtd. Notes	8.750	03/15/32	480	504,000
Sprint Corp., Gtd. Notes	7.625	02/15/25	655	661,550
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	5.000	01/20/26	1,325	1,211,050
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	406	402,858

				6,106,871

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation 0.2%
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950%		07/10/42		200	$235,558
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875		10/01/24		200	208,500
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125		09/01/23		75	76,594
Gtd. Notes, 144A	6.500		06/15/22		70	71,575
Sr. Unsec’d. Notes, 144A	6.750		08/15/24		300	309,750

						901,977

Trucking & Leasing 0.2%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.250		05/15/24		125	130,431
Gtd. Notes, 144A	5.500		01/15/23		225	235,096
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500		03/15/23		100	101,092
Gtd. Notes, 144A	5.250		08/15/22		75	78,075
Gtd. Notes, 144A	5.500		02/15/24		175	184,468

						729,162

Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes	5.750		10/10/24		200	200,700

TOTAL CORPORATE BONDS (cost $80,161,604)						80,482,703

SOVEREIGN BONDS 13.8%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400		03/09/23		1,000	937,330
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	9.375		05/08/48		200	214,614
Sr. Unsec’d. Notes	9.500		11/12/25		600	672,594
Sr. Unsec’d. Notes, 144A	8.250		05/09/28		200	209,107
Argentina Bonar Bonds (Argentina), Unsec’d. Notes	8.750		05/07/24		300	249,398
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.380	(cc)	12/31/38	EUR	200	116,082
Sr. Unsec’d. Notes	3.750	(cc)	12/31/38		180	93,872
Sr. Unsec’d. Notes	5.625		01/26/22		370	288,049
Sr. Unsec’d. Notes	6.875		01/11/48		75	49,688

See Notes to Financial Statements.

PGIM Income Builder Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Argentine Republic Government International Bond (Argentina), (cont’d.)
Sr. Unsec’d. Notes	7.500%		04/22/26		490	$367,500
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	1,052	889,979
Sr. Unsec’d. Notes	8.280		12/31/33		680	503,878
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	6.750		09/20/29		200	212,000
Sr. Unsec’d. Notes	7.000		01/26/26		200	215,250
Sr. Unsec’d. Notes	7.000		10/12/28		400	432,000
Sr. Unsec’d. Notes	7.500		09/20/47		200	213,100
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		270	278,775
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.625		01/07/41		150	149,625
Sr. Unsec’d. Notes	7.125		01/20/37		135	158,287
Sr. Unsec’d. Notes	8.250		01/20/34		863	1,097,089
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125		01/18/41		355	417,569
Sr. Unsec’d. Notes	7.375		09/18/37		640	833,600
Sr. Unsec’d. Notes	10.375		01/28/33		200	308,000
Congolese International Bond (Congo (Republic)), Sr. Unsec’d. Notes	6.000	(cc)	06/30/29		179	157,351
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250		01/26/23		600	573,750
Sr. Unsec’d. Notes	7.000		04/04/44		200	192,000
Sr. Unsec’d. Notes	7.158		03/12/45		200	194,500
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875		04/18/24		630	656,775
Sr. Unsec’d. Notes	6.850		01/27/45		200	214,250
Sr. Unsec’d. Notes	7.450		04/30/44		820	927,625
Sr. Unsec’d. Notes, 144A	6.000		07/19/28		150	158,062
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.950		06/20/24		200	202,750
Sr. Unsec’d. Notes	8.750		06/02/23		200	212,000
Sr. Unsec’d. Notes	8.875		10/23/27		420	427,350
Sr. Unsec’d. Notes	10.500		03/24/20		400	417,604
Sr. Unsec’d. Notes	10.750		03/28/22		400	447,500
Sr. Unsec’d. Notes, 144A	7.875		01/23/28		200	192,750
Sr. Unsec’d. Notes, 144A	8.750		06/02/23		265	280,900
Sr. Unsec’d. Notes, 144A	8.875		10/23/27		200	203,500
Sr. Unsec’d. Notes, 144A	9.650		12/13/26		420	447,300
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes	5.577		02/21/23		200	198,000
Sr. Unsec’d. Notes	5.875		06/11/25		200	195,712

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Egypt Government International Bond (Egypt), (cont’d.)
Sr. Unsec’d. Notes	7.903%		02/21/48		200	$193,034
Sr. Unsec’d. Notes, 144A	8.700		03/01/49		210	216,379
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	100	111,704
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	300	329,515
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	220	242,928
Sr. Unsec’d. Notes, 144A, MTN	7.600		03/01/29		200	201,540
Sr. Unsec’d. Notes, 144A, MTN	8.500		01/31/47		455	462,476
Sr. Unsec’d. Notes, MTN	6.125		01/31/22		200	202,123
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes	5.875		01/30/25		420	408,975
Sr. Unsec’d. Notes	7.625		02/01/41		300	307,500
Sr. Unsec’d. Notes	7.750		01/24/23		100	105,250
Sr. Unsec’d. Notes	8.250		04/10/32		280	302,400
Emirate of Dubai Government International Bonds (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.250		01/30/43		200	211,508
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625		12/11/24		200	205,232
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes	6.125		05/03/24		200	181,381
Sr. Unsec’d. Notes, 144A	5.000		09/23/21		200	187,346
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375		08/05/26		200	192,772
Gabon Government International Bond (Gabon),
Bonds	6.375		12/12/24		400	385,032
Sr. Unsec’d. Notes	6.950		06/16/25		200	194,760
Ghana Government International Bond (Ghana),
Bank Gtd. Notes	10.750		10/14/30		200	246,176
Sr. Unsec’d. Notes	7.875		08/07/23		500	525,000
Sr. Unsec’d. Notes	8.125		01/18/26		400	413,200
Sr. Unsec’d. Notes, 144A	8.950		03/26/51		205	202,745
Hellenic Republic Government Bond (Greece),
Bonds	3.000	(cc)	02/24/38	EUR	240	259,362
Bonds	3.000	(cc)	02/24/39	EUR	75	80,964
Bonds	3.000	(cc)	02/24/40	EUR	115	123,821
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500		03/15/24		400	436,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625		03/29/41		398	598,114
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	5.350		02/11/49		200	223,348

See Notes to Financial Statements.

PGIM Income Builder Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes	7.750%	01/17/38		200	$276,582
Sr. Unsec’d. Notes	8.500	10/12/35		220	316,618
Sr. Unsec’d. Notes, 144A	4.350	01/08/27		200	207,629
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	260,493
Sr. Unsec’d. Notes, MTN	5.125	01/15/45		200	214,601
Sr. Unsec’d. Notes, MTN	5.250	01/17/42		200	217,123
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		500	484,535
Sr. Unsec’d. Notes	6.752	03/09/23		600	609,156
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	100	114,644
Sr. Unsec’d. Notes	5.375	07/23/24		400	389,556
Sr. Unsec’d. Notes	6.375	03/03/28		200	194,278
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	270	285,045
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.875	07/28/45		200	241,750
Sr. Unsec’d. Notes	9.250	10/17/25		200	249,000
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	7.375	10/10/47		200	194,387
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, MTN	6.500	07/21/45		410	532,049
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	6.875	06/24/24		600	612,000
Sr. Unsec’d. Notes, 144A	8.250	02/28/48		200	197,290
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes	6.000	01/27/23		89	77,011
Sr. Unsec’d. Notes	6.400	05/26/23		100	86,480
Sr. Unsec’d. Notes	6.650	04/22/24		85	72,675
Sr. Unsec’d. Notes	6.750	11/29/27		30	24,361
Sr. Unsec’d. Notes	6.850	05/25/29		80	64,304
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		10	8,800
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22		290	255,693
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24		320	266,240
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20		220	215,177
Sr. Unsec’d. Notes, GMTN	6.600	11/27/26		30	24,641
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30		320	253,200
Sr. Unsec’d. Notes, MTN	8.250	04/12/21		91	88,263
Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, 144A	4.080	04/27/46		250	263,610
Mexican Bonos (Mexico), Bonds, Series M30	10.000	11/20/36	MXN	1,800	108,748

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050%		01/11/40		626	$717,552
Sr. Unsec’d. Notes, MTN	6.750		09/27/34		203	247,855
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, EMTN	8.750		03/09/24		200	220,843
Sr. Unsec’d. Notes, EMTN	10.875		04/06/21		400	440,127
Sr. Unsec’d. Notes, MTN	5.125		12/05/22		200	196,269
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.250		10/29/25		200	193,880
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.143		02/23/30		400	398,064
Sr. Unsec’d. Notes	7.625		11/21/25		200	213,472
Sr. Unsec’d. Notes	7.875		02/16/32		440	454,762
Sr. Unsec’d. Notes	9.248		01/21/49		200	217,736
Sr. Unsec’d. Notes, 144A	7.625		11/21/25		200	213,472
Sr. Unsec’d. Notes, 144A	7.696		02/23/38		200	197,220
Sr. Unsec’d. Notes, 144A	8.747		01/21/31		215	236,294
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	4.750		06/15/26		630	582,750
Sr. Unsec’d. Notes	6.500		03/08/47		400	357,000
Sr. Unsec’d. Notes	6.750		01/17/48		200	181,236
Sr. Unsec’d. Notes, 144A	6.500		03/08/47		205	182,962
Sr. Unsec’d. Notes, 144A	6.750		01/17/48		200	181,236
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	6.875		12/05/27		200	198,154
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.300		04/29/53		250	253,437
Sr. Unsec’d. Notes	6.700		01/26/36		155	201,500
Sr. Unsec’d. Notes	9.375		04/01/29		120	174,750
Papua New Guinea Government International Bond (Papua New Guinea), Sr. Unsec’d. Notes, 144A	8.375		10/04/28		200	214,500
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100		08/11/44		200	225,500
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	5.625		11/18/50		150	191,625
Sr. Unsec’d. Notes	6.550		03/14/37		585	783,022
Sr. Unsec’d. Notes	8.750		11/21/33		125	193,750
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	3.950		01/20/40		100	104,558
Sr. Unsec’d. Notes	7.750		01/14/31		420	589,315
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	4.000	(cc)	05/01/20	EUR	45	48,961
Sr. Unsec’d. Notes(a)	9.125		03/16/24		300	226,125

See Notes to Financial Statements.

PGIM Income Builder Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Provincia de Buenos Aires (Argentina), (cont’d.)
Sr. Unsec’d. Notes	9.950%	06/09/21		770	$654,500
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	5.103	04/23/48		200	223,250
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		355	381,181
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		400	446,500
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, 144A	6.875	02/28/23		225	235,125
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500	11/19/25		200	214,411
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	4.875	04/14/26		200	198,046
Sr. Unsec’d. Notes	6.250	03/08/41		110	113,162
Sr. Unsec’d. Notes	6.300	06/22/48		200	200,269
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes	5.125	06/15/48		232	234,134
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	177	214,902
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	195	230,799
Sr. Unsec’d. Notes, MTN	6.125	01/22/44		284	328,560
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes	5.250	06/23/47		400	414,500
Sr. Unsec’d. Notes	5.625	04/04/42		200	221,708
Sr. Unsec’d. Notes	12.750	06/24/28		230	372,720
Sr. Unsec’d. Notes, 144A	4.250	06/23/27		200	201,170
Sr. Unsec’d. Notes, 144A	5.100	03/28/35		200	206,998
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes	5.250	01/16/50		400	434,042
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		230	249,574
Sr. Unsec’d. Notes, MTN	4.500	04/17/30		200	210,752
Sr. Unsec’d. Notes, MTN	4.625	10/04/47		200	200,972
Sr. Unsec’d. Notes, MTN	5.000	04/17/49		200	211,350
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	6.750	03/13/48		200	184,000
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750	04/18/23		200	196,151
Sr. Unsec’d. Notes	5.875	07/25/22		210	207,656
Sr. Unsec’d. Notes	6.250	10/04/20		120	120,714
Sr. Unsec’d. Notes	6.250	07/27/21		550	553,211
Sr. Unsec’d. Notes	6.850	11/03/25		200	199,755
Sr. Unsec’d. Notes, 144A	5.750	04/18/23		200	196,151
Sr. Unsec’d. Notes, 144A	6.750	04/18/28		200	192,622
Sr. Unsec’d. Notes, 144A	6.850	03/14/24		265	267,502

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Sri Lanka Government International Bond (Sri Lanka), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.850%		03/14/29		400	$411,320
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes	5.625		12/05/22		520	524,654
Sr. Unsec’d. Notes, 144A	5.500		10/13/21		200	201,540
Sr. Unsec’d. Notes, 144A	5.625		12/05/22		200	201,790
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	4.875		10/09/26		640	545,805
Sr. Unsec’d. Notes	5.200		02/16/26	EUR	200	218,444
Sr. Unsec’d. Notes	6.000		03/25/27		240	216,024
Sr. Unsec’d. Notes	6.000		01/14/41		200	162,175
Sr. Unsec’d. Notes	6.750		05/30/40		100	87,457
Sr. Unsec’d. Notes	6.875		03/17/36		624	558,480
Sr. Unsec’d. Notes	7.375		02/05/25		60	59,370
Sr. Unsec’d. Notes	7.625		04/26/29		400	389,200
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—	(p)	05/31/40		50	31,867
Sr. Unsec’d. Notes	7.750		09/01/20		270	270,194
Sr. Unsec’d. Notes	7.750		09/01/21		424	420,133
Sr. Unsec’d. Notes	7.750		09/01/23		280	270,256
Sr. Unsec’d. Notes	7.750		09/01/24		360	343,807
Sr. Unsec’d. Notes	7.750		09/01/25		760	714,885
Sr. Unsec’d. Notes	7.750		09/01/27		100	92,111
Sr. Unsec’d. Notes	9.750		11/01/28		535	546,374
Sr. Unsec’d. Notes, 144A	—	(p)	05/31/40		35	22,307
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes	9.625		04/27/22		100	100,339
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	5.100		06/18/50		315	330,750
Sr. Unsec’d. Notes	7.625		03/21/36		305	414,800
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)	7.000		03/31/38		220	60,500
Sr. Unsec’d. Notes(d)	7.750		10/13/19		110	31,075
Sr. Unsec’d. Notes(d)	9.000		05/07/23		100	29,250
Sr. Unsec’d. Notes(d)	11.950		08/05/31		300	90,000
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes	8.500		04/14/24		200	138,917

See Notes to Financial Statements.

PGIM Income Builder Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Zambia Government International Bond (Zambia), (cont’d.)
Unsec’d. Notes	5.375%	09/20/22	400	$274,000

TOTAL SOVEREIGN BONDS (cost $55,160,081)				55,475,727

TOTAL LONG-TERM INVESTMENTS (cost $374,329,840)				397,545,765

			Shares

SHORT-TERM INVESTMENTS 3.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			5,881,093	5,881,093
PGIM Institutional Money Market Fund (cost $9,138,206; includes $9,113,495 of cash collateral for securities on loan)(b)(w)			9,138,475	9,141,216

TOTAL SHORT-TERM INVESTMENTS (cost $15,019,299)				15,022,309

TOTAL INVESTMENTS 102.3% (cost $389,349,139)				412,568,074
Liabilities in excess of other assets(z) (2.3)%				(9,131,512)

NET ASSETS 100.0%				$403,436,562

Below is a list of the abbreviation(s) used in the semiannual report:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

See Notes to Financial Statements.

44

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CLO—Collateralized Loan Obligation

CVT—Convertible Security

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

REIT(s)—Real Estate Investment Trust(s)

SPDR—Standard & Poor’s Depositary Receipts

UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $366,830 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,783,426; cash collateral of $9,113,495 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $38,308. The aggregate value of $40,900 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of April 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Income Builder Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Futures contracts outstanding at April 30, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
15	2 Year U.S. Treasury Notes	Jun. 2019	$3,195,117	$10,352
8	5 Year U.S. Treasury Notes	Jun. 2019	925,125	7,339
7	10 Year U.S. Treasury Notes	Jun. 2019	865,703	8,656
1	20 Year U.S. Treasury Bonds	Jun. 2019	147,469	(688)

				25,659

	Short Positions:
16	10 Year U.S. Treasury Notes	Jun. 2019	1,978,750	(3,812)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	328,562	(4,828)

				(8,640)

				$17,019

Forward foreign currency exchange contracts outstanding at April 30, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 05/03/19	BNP Paribas S.A.	ARS	6,745	$152,258	$151,439	$—	$(819)
Expiring 06/25/19	Citibank, N.A.	ARS	3,236	71,113	66,947	—	(4,166)
Expiring 06/25/19	Citibank, N.A.	ARS	2,304	49,147	47,671	—	(1,476)
Expiring 06/25/19	Citibank, N.A.	ARS	1,573	33,929	32,552	—	(1,377)
Australian Dollar,
Expiring 07/22/19	Citibank, N.A.	AUD	258	185,423	182,255	—	(3,168)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	AUD	520	372,515	367,469	—	(5,046)
Brazilian Real,
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	1,704	439,105	433,391	—	(5,714)
British Pound,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	51	66,345	66,139	—	(206)
Chilean Peso,
Expiring 06/19/19	BNP Paribas S.A.	CLP	73,195	109,477	108,033	—	(1,444)
Expiring 06/19/19	BNP Paribas S.A.	CLP	53,941	81,000	79,615	—	(1,385)
Chinese Renminbi,
Expiring 07/25/19	Citibank, N.A.	CNH	611	91,103	90,711	—	(392)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	744	111,247	110,374	—	(873)
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	279,203	90,001	86,257	—	(3,744)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	4,300	$189,713	$188,589	$—	$(1,124)
Egyptian Pound,
Expiring 07/29/19	Citibank, N.A.	EGP	645	34,346	36,631	2,285	—
Expiring 07/29/19	Citibank, N.A.	EGP	578	31,261	32,852	1,591	—
Expiring 09/18/19	Citibank, N.A.	EGP	1,209	66,120	67,683	1,563	—
Expiring 10/01/19	Citibank, N.A.	EGP	3,540	192,400	197,537	5,137	—
Expiring 10/08/19	Citibank, N.A.	EGP	674	37,100	37,512	412	—
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	20,985	296,081	299,778	3,697	—
Expiring 06/19/19	Citibank, N.A.	INR	7,416	106,000	105,935	—	(65)
Expiring 06/19/19	Citibank, N.A.	INR	5,862	84,000	83,746	—	(254)
Expiring 06/19/19	HSBC Bank USA, N.A.	INR	11,363	163,000	162,316	—	(684)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	12,953	185,593	185,034	—	(559)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	9,249	132,000	132,126	126	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	8,485	121,000	121,212	212	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	6,501	92,850	92,873	23	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	5,829	84,000	83,271	—	(729)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	5,688	81,200	81,249	49	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	25,649	361,956	366,395	4,439	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	9,344	134,000	133,478	—	(522)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	5,476	79,000	78,226	—	(774)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	5,098	73,000	72,820	—	(180)
Expiring 06/19/19	UBS AG	INR	6,184	89,000	88,342	—	(658)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	1,841,450	130,000	128,373	—	(1,627)
Expiring 06/19/19	Barclays Bank PLC	IDR	1,437,200	100,000	100,192	192	—
Expiring 06/19/19	Barclays Bank PLC	IDR	1,269,400	88,000	88,494	494	—
Expiring 06/19/19	Barclays Bank PLC	IDR	1,260,424	88,000	87,868	—	(132)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	2,132,488	149,000	148,662	—	(338)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,930,500	135,000	134,581	—	(419)

See Notes to Financial Statements.

PGIM Income Builder Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,713,060	$120,000	$119,423	$—	$(577)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,700,321	118,000	118,535	535	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,593,144	112,000	111,063	—	(937)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,574,069	109,000	109,733	733	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	1,528,991	107,524	106,591	—	(933)
Expiring 06/19/19	UBS AG	IDR	1,761,975	123,000	122,833	—	(167)
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	25,692	231,053	232,167	1,114	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	9,971	89,693	90,100	407	—
Mexican Peso,
Expiring 06/19/19	Barclays Bank PLC	MXN	1,742	89,000	91,142	2,142	—
Expiring 06/19/19	Citibank, N.A.	MXN	3,582	185,593	187,378	1,785	—
Expiring 06/19/19	Citibank, N.A.	MXN	2,044	107,000	106,934	—	(66)
Expiring 06/19/19	Citibank, N.A.	MXN	1,775	92,850	92,868	18	—
Expiring 06/19/19	Citibank, N.A.	MXN	1,562	82,000	81,690	—	(310)
Expiring 06/19/19	Deutsche Bank AG	MXN	11,571	590,159	605,322	15,163	—
Expiring 06/19/19	Goldman Sachs International	MXN	1,461	77,000	76,426	—	(574)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,820	96,000	95,233	—	(767)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,801	92,486	94,232	1,746	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	1,190	61,006	62,230	1,224	—
New Taiwanese Dollar,
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	12,985	421,645	421,604	—	(41)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	12,985	421,631	421,604	—	(27)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	22,147	720,446	719,113	—	(1,333)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	3,657	119,000	118,757	—	(243)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	3,386	110,000	109,950	—	(50)

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	3,102	$101,000	$100,711	$—	$(289)
New Zealand Dollar,
Expiring 07/22/19	Citibank, N.A.	NZD	142	96,400	95,248	—	(1,152)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	803	242,000	242,342	342	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	400	121,000	120,804	—	(196)
Expiring 06/19/19	BNP Paribas S.A.	PEN	386	116,000	116,446	446	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	311	93,999	93,714	—	(285)
Expiring 06/19/19	BNP Paribas S.A.	PEN	267	81,000	80,683	—	(317)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	549	166,000	165,621	—	(379)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	295	89,000	89,025	25	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	256	77,000	77,321	321	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	238	72,000	71,770	—	(230)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	15,918	303,209	304,170	961	—
Expiring 06/19/19	Barclays Bank PLC	PHP	9,836	185,000	187,939	2,939	—
Expiring 06/19/19	Barclays Bank PLC	PHP	7,463	143,000	142,601	—	(399)
Expiring 06/19/19	Barclays Bank PLC	PHP	1,133	21,788	21,641	—	(147)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	10,503	200,000	200,699	699	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	9,094	171,000	173,770	2,770	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	7,110	134,000	135,851	1,851	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,572	107,000	106,470	—	(530)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,571	107,212	106,456	—	(756)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	5,134	98,000	98,095	95	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,857	91,000	92,810	1,810	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	4,144	79,000	79,175	175	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	3,826	73,000	73,111	111	—

See Notes to Financial Statements.

PGIM Income Builder Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	2,171	$40,635	$41,478	$843	$—
Polish Zloty,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	287	76,000	75,186	—	(814)
Russian Ruble,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	60,084	904,909	922,416	17,507	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	6,913	106,000	106,131	131	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	6,517	101,000	100,047	—	(953)
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	321	237,591	235,893	—	(1,698)
Expiring 05/10/19	Barclays Bank PLC	SGD	197	145,000	144,959	—	(41)
Expiring 05/10/19	Barclays Bank PLC	SGD	142	105,000	104,054	—	(946)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	166	123,000	122,295	—	(705)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	127	94,000	93,732	—	(268)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	118	87,000	86,458	—	(542)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	98	73,000	72,353	—	(647)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	SGD	146	108,000	107,137	—	(863)
Expiring 05/10/19	UBS AG	SGD	99	73,000	72,674	—	(326)
South African Rand,
Expiring 06/13/19	BNP Paribas S.A.	ZAR	101	6,928	7,053	125	—
Expiring 06/13/19	Citibank, N.A.	ZAR	1,444	99,525	100,431	906	—
Expiring 06/13/19	Citibank, N.A.	ZAR	615	42,225	42,796	571	—
Expiring 06/13/19	Goldman Sachs International	ZAR	1,275	87,352	88,638	1,286	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	1,322	91,396	91,897	501	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	1,228	84,450	85,354	904	—
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	1,413	100,000	98,279	—	(1,721)
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	211,304	185,991	181,227	—	(4,764)
Expiring 06/19/19	Citibank, N.A.	KRW	211,215	185,700	181,150	—	(4,550)

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	211,268	$185,943	$181,196	$—	$(4,747)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	209,823	185,423	179,956	—	(5,467)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	157,144	139,059	134,775	—	(4,284)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	114,375	100,250	98,095	—	(2,155)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	114,345	100,250	98,069	—	(2,181)
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	6,104	195,588	191,258	—	(4,330)
Expiring 05/10/19	BNP Paribas S.A.	THB	2,808	90,000	87,983	—	(2,017)
Expiring 05/10/19	Citibank, N.A.	THB	16,426	522,038	514,651	—	(7,387)
Expiring 05/10/19	Citibank, N.A.	THB	3,537	111,000	110,820	—	(180)
Expiring 05/10/19	Citibank, N.A.	THB	2,954	93,000	92,546	—	(454)
Expiring 05/10/19	Citibank, N.A.	THB	2,872	90,000	89,978	—	(22)
Expiring 05/10/19	Citibank, N.A.	THB	2,814	89,000	88,170	—	(830)
Expiring 05/10/19	Citibank, N.A.	THB	2,810	88,074	88,049	—	(25)
Expiring 05/10/19	Citibank, N.A.	THB	2,565	81,276	80,370	—	(906)
Expiring 05/10/19	Citibank, N.A.	THB	2,555	80,000	80,037	37	—
Expiring 05/10/19	Citibank, N.A.	THB	1,570	49,735	49,202	—	(533)
Expiring 05/10/19	Citibank, N.A.	THB	1,067	33,522	33,440	—	(82)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	6,104	194,306	191,258	—	(3,048)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	4,294	136,688	134,525	—	(2,163)
Expiring 05/10/19	HSBC Bank USA, N.A.	THB	2,381	75,000	74,597	—	(403)
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	4,693	150,000	147,023	—	(2,977)
Expiring 05/10/19	UBS AG	THB	2,644	84,000	82,829	—	(1,171)
Turkish Lira,
Expiring 06/13/19	Barclays Bank PLC	TRY	501	84,000	81,571	—	(2,429)
Expiring 06/13/19	BNP Paribas S.A.	TRY	1,853	325,959	301,996	—	(23,963)

				$18,862,790	$18,804,061	80,443	(139,172)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Citibank, N.A.	AUD	265	$185,800	$187,110	$—	$(1,310)

See Notes to Financial Statements.

PGIM Income Builder Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	259	$181,467	$182,614	$—	$(1,147)
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	442	113,000	112,340	660	—
Expiring 06/04/19	Citibank, N.A.	BRL	371	92,816	94,435	—	(1,619)
Expiring 06/04/19	Citibank, N.A.	BRL	368	92,816	93,662	—	(846)
Expiring 06/04/19	Citibank, N.A.	BRL	272	68,900	69,196	—	(296)
Expiring 06/04/19	Goldman Sachs International	BRL	324	81,200	82,293	—	(1,093)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	324	83,160	82,423	737	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	319	81,200	81,142	58	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	168	42,570	42,797	—	(227)
British Pound,
Expiring 07/19/19	Citibank, N.A.	GBP	51	66,800	67,104	—	(304)
Chilean Peso,
Expiring 06/19/19	Barclays Bank PLC	CLP	77,233	116,000	113,994	2,006	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	213,947	319,773	315,781	3,992	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	87,507	131,107	129,160	1,947	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	83,852	123,000	123,763	—	(763)
Expiring 06/19/19	Citibank, N.A.	CLP	247,128	371,812	364,756	7,056	—
Expiring 06/19/19	Citibank, N.A.	CLP	50,245	74,000	74,160	—	(160)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	20,017	29,700	29,545	155	—
Chinese Renminbi,
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	1,409	210,679	209,199	1,480	—
Colombian Peso,
Expiring 05/20/19	BNP Paribas S.A.	COP	479,867	149,268	148,249	1,019	—
Expiring 05/20/19	BNP Paribas S.A.	COP	348,864	111,167	107,777	3,390	—
Expiring 05/20/19	BNP Paribas S.A.	COP	222,790	71,729	68,829	2,900	—
Expiring 05/20/19	BNP Paribas S.A.	COP	111,390	35,865	34,413	1,452	—
Expiring 05/20/19	Citibank, N.A.	COP	1,172,939	373,108	362,367	10,741	—
Expiring 05/20/19	Citibank, N.A.	COP	289,138	92,850	89,326	3,524	—
Expiring 05/20/19	Citibank, N.A.	COP	242,550	75,000	74,933	67	—
Expiring 05/20/19	Goldman Sachs International	COP	330,439	104,000	102,085	1,915	—
Expiring 05/20/19	UBS AG	COP	246,753	78,000	76,232	1,768	—
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	2,628	114,000	115,240	—	(1,240)

See Notes to Financial Statements.

52

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CZK	2,665	$116,000	$116,854	$—	$(854)
Egyptian Pound,
Expiring 07/15/19	Citibank, N.A.	EGP	475	27,149	27,083	66	—
Expiring 07/29/19	Citibank, N.A.	EGP	922	52,617	52,352	265	—
Euro,
Expiring 07/19/19	Citibank, N.A.	EUR	318	360,915	358,929	1,986	—
Expiring 07/19/19	Citibank, N.A.	EUR	16	18,245	18,341	—	(96)
Expiring 07/19/19	Deutsche Bank AG	EUR	1,869	2,123,990	2,111,782	12,208	—
Expiring 07/19/19	Deutsche Bank AG	EUR	1,869	2,132,753	2,111,782	20,971	—
Expiring 07/19/19	The Toronto-Dominion Bank	EUR	90	101,433	101,291	142	—
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	184,423	649,490	642,348	7,142	—
Expiring 07/19/19	Citibank, N.A.	HUF	26,527	92,891	92,394	497	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	25,080	87,000	87,355	—	(355)
Indian Rupee,
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	2,816	40,100	40,230	—	(130)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	7,708	109,290	110,116	—	(826)
Indonesian Rupiah,
Expiring 06/19/19	Citibank, N.A.	IDR	2,281,289	158,598	159,036	—	(438)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	1,192,132	83,600	83,107	493	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	404,658	28,117	28,210	—	(93)
Expiring 06/19/19	UBS AG	IDR	1,645,704	114,000	114,727	—	(727)
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	625	176,314	174,865	1,449	—
Japanese Yen,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	11,995	107,910	108,389	—	(479)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	11,958	107,550	108,060	—	(510)
Mexican Peso,
Expiring 06/19/19	Bank of America, N.A.	MXN	1,623	85,000	84,913	87	—

See Notes to Financial Statements.

PGIM Income Builder Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/19/19	Citibank, N.A.	MXN	1,910	$99,525	$99,896	$—	$(371)
Expiring 06/19/19	Goldman Sachs International	MXN	1,403	72,421	73,394	—	(973)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	3,230	168,850	168,989	—	(139)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	5,851	190,000	189,981	19	—
Expiring 06/19/19	Barclays Bank PLC	TWD	3,677	120,000	119,384	616	—
Expiring 06/19/19	Barclays Bank PLC	TWD	3,361	109,000	109,131	—	(131)
Expiring 06/19/19	Citibank, N.A.	TWD	5,699	185,103	185,055	48	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	6,203	202,000	201,395	605	—
Expiring 06/19/19	HSBC Bank USA, N.A.	TWD	2,767	90,000	89,845	155	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	3,179	103,450	103,233	217	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	3,065	100,000	99,503	497	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	2,703	88,000	87,763	237	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	2,833	92,000	91,988	12	—
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	139	94,266	93,195	1,071	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	165	111,247	110,570	677	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	139	92,706	92,728	—	(22)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	363	109,476	109,386	90	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	263	79,026	79,234	—	(208)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	8,924	170,000	170,522	—	(522)
Expiring 06/19/19	Barclays Bank PLC	PHP	7,992	151,000	152,719	—	(1,719)
Expiring 06/19/19	Barclays Bank PLC	PHP	7,853	148,000	150,064	—	(2,064)
Expiring 06/19/19	Barclays Bank PLC	PHP	6,604	125,000	126,194	—	(1,194)
Expiring 06/19/19	Barclays Bank PLC	PHP	4,608	88,000	88,043	—	(43)
Expiring 06/19/19	Barclays Bank PLC	PHP	4,347	83,000	83,057	—	(57)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	9,371	177,000	179,066	—	(2,066)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	8,354	157,000	159,627	—	(2,627)

See Notes to Financial Statements.

54

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	8,106	$153,000	$154,888	$—	$(1,888)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	7,220	138,000	137,963	37	—
Polish Zloty,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	1,611	427,255	422,595	4,660	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	446	116,000	116,889	—	(889)
Russian Ruble,
Expiring 06/19/19	Citibank, N.A.	RUB	14,280	216,978	219,230	—	(2,252)
Expiring 06/19/19	Citibank, N.A.	RUB	3,168	48,114	48,636	—	(522)
Expiring 06/19/19	Citibank, N.A.	RUB	923	14,024	14,177	—	(153)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	5,107	78,000	78,397	—	(397)
Singapore Dollar,
Expiring 05/10/19	Barclays Bank PLC	SGD	247	182,000	181,304	696	—
Expiring 05/10/19	Barclays Bank PLC	SGD	223	165,000	164,248	752	—
Expiring 05/10/19	Barclays Bank PLC	SGD	176	130,000	129,597	403	—
Expiring 05/10/19	Barclays Bank PLC	SGD	121	90,000	89,254	746	—
Expiring 05/10/19	Goldman Sachs International	SGD	123	91,000	90,679	321	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	SGD	97	72,000	71,612	388	—
Expiring 05/10/19	UBS AG	SGD	114	84,000	83,621	379	—
South African Rand,
Expiring 06/13/19	Citibank, N.A.	ZAR	4,891	339,348	340,081	—	(733)
Expiring 06/13/19	Citibank, N.A.	ZAR	1,513	105,000	105,177	—	(177)
Expiring 06/13/19	Goldman Sachs International	ZAR	4,891	341,741	340,082	1,659	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	1,362	92,486	94,728	—	(2,242)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	1,324	92,481	92,061	420	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	955	66,400	66,423	—	(23)
South Korean Won,
Expiring 06/19/19	Barclays Bank PLC	KRW	107,341	95,000	92,061	2,939	—
Expiring 06/19/19	Citibank, N.A.	KRW	91,120	80,000	78,150	1,850	—
Expiring 06/19/19	Goldman Sachs International	KRW	97,236	86,000	83,395	2,605	—

See Notes to Financial Statements.

PGIM Income Builder Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	384,679	$339,202	$329,923	$9,279	$—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	201,866	173,280	173,132	148	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	145,531	125,000	124,816	184	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	99,713	88,000	85,519	2,481	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	150,955	133,000	129,468	3,532	—
Swiss Franc,
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	109	109,367	107,354	2,013	—
Thai Baht,
Expiring 05/10/19	BNP Paribas S.A.	THB	2,313	73,000	72,470	530	—
Expiring 05/10/19	Citibank, N.A.	THB	5,996	192,266	187,853	4,413	—
Expiring 05/10/19	Citibank, N.A.	THB	4,961	157,000	155,428	1,572	—
Expiring 05/10/19	Citibank, N.A.	THB	2,659	84,821	83,294	1,527	—
Expiring 05/10/19	Citibank, N.A.	THB	2,445	77,000	76,603	397	—
Expiring 05/10/19	Citibank, N.A.	THB	2,281	72,000	71,455	545	—
Expiring 05/10/19	Citibank, N.A.	THB	2,269	72,126	71,099	1,027	—
Expiring 05/10/19	Citibank, N.A.	THB	2,070	65,766	64,864	902	—
Expiring 05/10/19	Citibank, N.A.	THB	1,825	58,188	57,193	995	—
Expiring 05/10/19	Citibank, N.A.	THB	1,572	50,108	49,248	860	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	2,971	92,801	93,094	—	(293)
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	1,815	58,161	56,850	1,311	—
Expiring 05/10/19	JPMorgan Chase Bank, N.A.	THB	978	31,317	30,657	660	—
Expiring 05/10/19	Morgan Stanley & Co. International PLC	THB	2,478	78,000	77,651	349	—
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	704	119,000	114,665	4,335	—
Expiring 06/13/19	Citibank, N.A.	TRY	481	82,000	78,364	3,636	—
Expiring 06/13/19	Citibank, N.A.	TRY	194	32,809	31,572	1,237	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	782	132,000	127,473	4,527	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	625	108,601	101,827	6,774	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	575	96,000	93,726	2,274	—

See Notes to Financial Statements.

56

Forward foreign currency exchange contracts outstanding at April 30, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	573	$95,000	$93,394	$1,606	$—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	571	92,816	93,009	—	(193)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	560	94,000	91,317	2,683	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	531	88,000	86,576	1,424	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	466	81,000	75,878	5,122	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	437	74,200	71,246	2,954	—

				$20,179,475	$20,033,317	181,569	(35,411)

						$262,012	$(174,583)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$220,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$59,498,113	$—	$—
Common Stocks	147,265,915	19,012,557	366,830

See Notes to Financial Statements.

PGIM Income Builder Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Exchange-Traded Funds	$30,154,969	$—	$—
Preferred Stocks	12,704,952	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	6,728,580	—
Bank Loans	—	199,156	—
Convertible Bond	—	678,572	—
Corporate Bonds	—	80,482,703	—
Sovereign Bonds	—	55,475,727	—
Other Financial Instruments*
Futures Contracts	17,019	—	—
OTC Forward Foreign Currency Exchange Contracts	—	87,429	—

Total	$249,640,968	$162,664,724	$366,830

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	14.7%
Sovereign Bonds	13.8
Equity Real Estate Investment Trusts (REITs)	13.1
Oil, Gas & Consumable Fuels	12.7
Exchange-Traded Funds	7.5
Oil & Gas	3.5
Semiconductors & Semiconductor Equipment	2.3
Banks	1.9
Collateralized Loan Obligations	1.7
Pharmaceuticals	1.6
Telecommunications	1.5
Electric Utilities	1.3
Electric	1.2
Chemicals	1.2
Aerospace & Defense	1.2
Media	1.1
Entertainment	1.1
Health Care Equipment & Supplies	1.1
Retail	1.0
Specialty Retail	1.0
Insurance	1.0
Communications Equipment	0.9

Commercial Services	0.8%
Home Builders	0.8
Healthcare-Services	0.7
Software	0.7
Mining	0.7
Tobacco	0.6
Diversified Telecommunication Services	0.6
Hotels, Restaurants & Leisure	0.5
Real Estate Management & Development	0.5
Pipelines	0.5
Auto Parts & Equipment	0.4
Building Materials	0.4
Diversified Financial Services	0.4
Mortgage Real Estate Investment Trusts (REITs)	0.4
Beverages	0.4
Computers	0.4
Foods	0.4
Independent Power & Renewable Electricity
Producers	0.4
Auto Manufacturers	0.4
Road & Rail	0.4
Electrical Equipment	0.3
Commercial Services & Supplies	0.3
Food & Staples Retailing	0.3

See Notes to Financial Statements.

58

Industry Classification (continued):

Real Estate	0.3%
Metals & Mining	0.3
Food Products	0.3
Transportation Infrastructure	0.3
Household Products	0.2
Machinery	0.2
Engineering & Construction	0.2
Consumer Finance	0.2
Transportation	0.2
Multi-Utilities	0.2
Capital Markets	0.2
Industrial Conglomerates	0.2
Packaging & Containers	0.2
Trucking & Leasing	0.2
Iron/Steel	0.2
Gas	0.1
Internet	0.1
Real Estate Investment Trusts (REITs)	0.1
Machinery-Diversified	0.1
Metal Fabricate/Hardware	0.1
Distribution/Wholesale	0.1
Agriculture	0.1%
Household Products/Wares	0.1
Electronics	0.1
Water	0.1
Healthcare-Products	0.1
Energy-Alternate Sources	0.1
Miscellaneous Manufacturing	0.0	*
Lodging	0.0	*
Coal	0.0	*
Environmental Control	0.0	*
Housewares	0.0	*
Home Furnishings	0.0	*

	102.3
Liabilities in excess of other assets	(2.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$262,012		Unrealized depreciation on OTC forward foreign currency exchange contracts	$174,583
Interest rate contracts	Due from/to broker—variation margin futures	26,347	*	Due from/to broker—variation margin futures	9,328	*

		$288,359			$183,911

See Notes to Financial Statements.

PGIM Income Builder Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$—	$54,221
Interest rate contracts	41,154	—

Total	$41,154	$54,221

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$—	$12,117
Interest rate contracts	75,606	—

Total	$75,606	$12,117

For the six months ended April 30, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$6,356,638	$925,417	$14,447,573

Forward Foreign Currency Exchange Contracts— Sold(2)	Cross Currency Exchange Contracts(3)
$16,219,151	$179,643

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

See Notes to Financial Statements.

60

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$8,783,426	$(8,783,426)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$10,863	$—	$10,863	$—	$10,863
Barclays Bank PLC	18,602	(13,149)	5,453	—	5,453
BNP Paribas S.A.	20,568	(39,263)	(18,695)	—	(18,695)
Citibank, N.A.	58,176	(43,800)	14,376	—	14,376
Deutsche Bank AG	48,342	—	48,342	—	48,342
Goldman Sachs International	7,786	(2,640)	5,146	—	5,146
HSBC Bank USA, N.A.	760	(6,339)	(5,579)	—	(5,579)
JPMorgan Chase Bank, N.A.	65,501	(47,445)	18,056	—	18,056
Morgan Stanley & Co. International PLC	29,125	(18,898)	10,227	—	10,227
The Toronto-Dominion Bank	142	—	142	—	142
UBS AG	2,147	(3,049)	(902)	—	(902)

	$262,012	$(174,583)	$87,429	$—	$87,429

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Income Builder Fund	61

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $8,783,426:
Unaffiliated investments (cost $330,660,951)	$353,069,961
Affiliated investments (cost $58,688,188)	59,498,113
Foreign currency, at value (cost $33,770)	33,765
Dividends and interest receivable	2,816,187
Receivable for Fund shares sold	1,110,234
Receivable for investments sold	840,403
Unrealized appreciation on OTC forward foreign currency exchange contracts	262,012
Deposit with broker for centrally cleared/exchange-traded derivatives	220,000
Tax reclaim receivable	31,781
Prepaid expenses	1,044

Total Assets	417,883,500

Liabilities
Payable to broker for collateral for securities on loan	9,113,495
Payable for investments purchased	3,210,919
Payable for Fund shares reacquired	1,369,822
Accrued expenses and other liabilities	327,512
Unrealized depreciation on OTC forward foreign currency exchange contracts	174,583
Distribution fee payable	119,902
Management fee payable	110,366
Affiliated transfer agent fee payable	20,101
Due to broker—variation margin futures	211
Payable to custodian	27

Total Liabilities	14,446,938

Net Assets	$403,436,562

Net assets were comprised of:
Shares of beneficial interest, at par	$42,115
Paid-in capital in excess of par	407,402,316
Total distributable earnings (loss)	(4,007,869)

Net assets, April 30, 2019	$403,436,562

See Notes to Financial Statements.

62

Class A
Net asset value and redemption price per share, ($157,245,564 ÷ 16,368,459 shares of beneficial interest issued and outstanding)	$9.61
Maximum sales charge (4.50% of offering price)	0.45

Maximum offering price to public	$10.06

Class B
Net asset value, offering price and redemption price per share,
($1,382,973 ÷ 146,925 shares of beneficial interest issued and outstanding)	$9.41

Class C
Net asset value, offering price and redemption price per share,
($101,793,608 ÷ 10,818,394 shares of beneficial interest issued and outstanding)	$9.41

Class R
Net asset value, offering price and redemption price per share,
($1,902,075 ÷ 198,309 shares of beneficial interest issued and outstanding)	$9.59

Class Z
Net asset value, offering price and redemption price per share,
($136,781,020 ÷ 14,135,225 shares of beneficial interest issued and outstanding)	$9.68

Class R6
Net asset value, offering price and redemption price per share,
($4,331,322 ÷ 447,847 shares of beneficial interest issued and outstanding)	$9.67

See Notes to Financial Statements.

PGIM Income Builder Fund	63

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $58,525 foreign withholding tax)	$5,237,711
Interest income	3,737,455
Affiliated dividend income	1,073,962
Income from securities lending, net (including affiliated income of $9,268)	41,405

Total income	10,090,533

Expenses
Management fee	1,365,251
Distribution fee(a)	763,340
Transfer agent’s fees and expenses (including affiliated expense of $48,309)(a)	207,853
Custodian and accounting fees	156,582
Shareholders’ reports	79,024
Registration fees(a)	47,508
Audit fee	25,499
Legal fees and expenses	10,090
Trustees’ fees	9,414
Miscellaneous	16,194

Total expenses	2,680,755
Less: Fee waiver and/or expense reimbursement(a)	(731,717)
Distribution fee waiver(a)	(39,405)

Net expenses	1,909,633

Net investment income (loss)	8,180,900

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(26,395))	2,052,059
Futures transactions	41,154
Forward and cross currency contract transactions	54,221
Foreign currency transactions	(40,462)

2,106,972

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,268,032)	18,146,609
Futures	75,606
Forward and cross currency contracts	12,117
Foreign currencies	2,558

18,236,890

Net gain (loss) on investment and foreign currency transactions	20,343,862

Net Increase (Decrease) In Net Assets Resulting From Operations	$28,524,762

See Notes to Financial Statements.

64

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	223,265	7,985	525,509	6,581	—	—
Transfer agent’s fees and expenses	82,493	3,953	49,733	1,124	70,506	44
Registration fees	8,096	7,132	8,690	7,225	9,418	6,947
Fee waiver and/or expense reimbursement	(272,340)	(13,030)	(186,746)	(10,496)	(237,521)	(11,584)
Distribution fee waiver	(37,211)	—	—	(2,194)	—	—

See Notes to Financial Statements.

PGIM Income Builder Fund	65

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,180,900	$15,407,565
Net realized gain (loss) on investment and foreign currency transactions	2,106,972	91,163
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,236,890	(21,095,379)

Net increase (decrease) in net assets resulting from operations	28,524,762	(5,596,651)

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,397,312)	(5,875,719)
Class B	(31,270)	(60,426)
Class C	(2,067,756)	(3,586,836)
Class R	(38,265)	(39,506)
Class Z	(3,081,877)	(5,173,783)
Class R6	(89,834)	(113,903)

	(8,706,314)	(14,850,173)

Tax return of capital distributions
Class A	—	(1,059,381)
Class B	—	(10,895)
Class C	—	(646,700)
Class R	—	(7,123)
Class Z	—	(932,823)
Class R6	—	(20,537)

	—	(2,677,459)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	36,726,523	80,250,069
Net asset value of shares issued in reinvestment of dividends and distributions	7,991,506	15,428,166
Cost of shares reacquired	(64,489,332)	(117,650,414)

Net increase (decrease) in net assets from Fund share transactions	(19,771,303)	(21,972,179)

Total increase (decrease)	47,145	(45,096,462)

Net Assets:
Beginning of period	403,389,417	448,485,879

End of period	$403,436,562	$403,389,417

See Notes to Financial Statements.

66

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1998. The Trust currently consists of one fund: PGIM Income Builder Fund (the “Fund”) is a diversified fund for the purposes of the 1940 Act.

The investment objective of the Fund is seek income and long-term capital growth.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM Income Builder Fund	67

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business

68

days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may

PGIM Income Builder Fund	69

Notes to Financial Statements (unaudited) (continued)

find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities

70

transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

PGIM Income Builder Fund	71

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in

72

net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the

PGIM Income Builder Fund	73

Notes to Financial Statements (unaudited) (continued)

collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs): The Fund invests in MLPs. Distributions received from the Fund’s investment in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

74

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadvisers’ performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into subadvisory agreements with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates LLC), Jennison Associates LLC, PGIM, Inc. (on behalf of its PGIM Fixed Income and PGIM Real Estate units), (each a “Subadviser” and together, the “Subadvisers”). The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of the Subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

PGIM Income Builder Fund	75

Notes to Financial Statements (unaudited) (continued)

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion and 0.65% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class B shares, 1.70% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class R shares, 0.70% of average daily net assets for Class Z shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as incme and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through February 29, 2020 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares.

76

For the reporting period ended April 30, 2019, PIMS received $133,407 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $196 and $3,296 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM, Inc., Jennison Associates LLC, PGIM Investments, PIMS, and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (formerly known as Prudential Core Ultra Short Bond Fund) (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”. Earnings from the Money Market Fund are disclosed on the Statement of Operations as “Income from securities lending, net.”

PGIM Income Builder Fund	77

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $210,965,994 and $231,309,034, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$7,129,578	$148,242,423	$149,490,908	$—	$—	$5,881,093	5,881,093	$120,501
PGIM Floating Rate Income Fund*
4,166,038	21,488	4,113,123	20,783	(95,186)	—	—	21,235
PGIM Institutional Money Market Fund*
9,221,511	39,004,033	39,087,109	2,324	457	9,141,216	9,138,475	9,268	**
PGIM Short Duration High Yield Income Fund*
4,238,989	15,804,893	209,400	378,376	(2,467)	20,210,391	2,258,144	353,584
PGIM Total Return Bond Fund*
19,047,477	11,867,246	7,586,660	866,549	70,801	24,265,413	1,690,970	578,642

$43,803,593	$214,940,083	$200,487,200	$1,268,032	$(26,395)	$59,498,113		$1,083,230

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$398,424,228

Gross Unrealized Appreciation	28,591,552
Gross Unrealized Depreciation	(14,343,258)

Net Unrealized Appreciation	$14,248,294

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2018 of approximately $19,799,000 which can be carried forward for an unlimited period. The Fund utilized approximately $466,000 of its capital loss carryforward during the fiscal

78

year ended October 31, 2018 to offset capital gains. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class R, Class Z and Class R6.

At reporting period end, eight shareholders of record, each holding greater than 5% of the Fund, held 68% of the Fund’s outstanding shares.

PGIM Income Builder Fund	79

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	904,881	$8,347,327
Shares issued in reinvestment of dividends and distributions	358,144	3,294,911
Shares reacquired	(2,313,209)	(21,062,055)

Net increase (decrease) in shares outstanding before conversion	(1,050,184)	(9,419,817)
Shares issued upon conversion from other share class(es)	755,007	7,237,196
Shares reacquired upon conversion into other share class(es)	(201,948)	(1,910,611)

Net increase (decrease) in shares outstanding	(497,125)	$(4,093,232)

Year ended October 31, 2018:
Shares sold	2,529,383	$24,326,647
Shares issued in reinvestment of dividends and distributions	684,537	6,526,719
Shares reacquired	(3,684,232)	(35,181,399)

Net increase (decrease) in shares outstanding before conversion	(470,312)	(4,328,033)
Shares issued upon conversion from other share class(es)	163,484	1,564,532
Shares reacquired upon conversion into other share class(es)	(598,883)	(5,702,892)

Net increase (decrease) in shares outstanding	(905,711)	$(8,466,393)

Class B
Six months ended April 30, 2019:
Shares sold	—	$2
Shares issued in reinvestment of dividends and distributions	3,476	31,270
Shares reacquired	(20,447)	(188,405)

Net increase (decrease) in shares outstanding before conversion	(16,971)	(157,133)
Shares reacquired upon conversion into other share class(es)	(28,515)	(261,089)

Net increase (decrease) in shares outstanding	(45,486)	$(418,222)

Year ended October 31, 2018:
Shares sold	9,986	$94,504
Shares issued in reinvestment of dividends and distributions	7,403	69,278
Shares reacquired	(16,011)	(148,536)

Net increase (decrease) in shares outstanding before conversion	1,378	15,246
Shares reacquired upon conversion into other share class(es)	(55,851)	(525,447)

Net increase (decrease) in shares outstanding	(54,473)	$(510,201)

80

Class C	Shares	Amount
Six months ended April 30, 2019:
Shares sold	867,187	$7,815,985
Shares issued in reinvestment of dividends and distributions	217,443	1,957,415
Shares reacquired	(1,691,043)	(15,093,802)

Net increase (decrease) in shares outstanding before conversion	(606,413)	(5,320,402)
Shares reacquired upon conversion into other share class(es)	(859,867)	(8,039,914)

Net increase (decrease) in shares outstanding	(1,466,280)	$(13,360,316)

Year ended October 31, 2018:
Shares sold	1,893,897	$17,817,356
Shares issued in reinvestment of dividends and distributions	413,102	3,863,201
Shares reacquired	(3,245,407)	(30,365,820)

Net increase (decrease) in shares outstanding before conversion	(938,408)	(8,685,263)
Shares reacquired upon conversion into other share class(es)	(482,459)	(4,491,513)

Net increase (decrease) in shares outstanding	(1,420,867)	$(13,176,776)

Class R
Six months ended April 30, 2019:
Shares sold	22,536	$211,930
Shares issued in reinvestment of dividends and distributions	4,142	38,033
Shares reacquired	(22,582)	(210,044)

Net increase (decrease) in shares outstanding	4,096	$39,919

Year ended October 31, 2018:
Shares sold	140,814	$1,346,701
Shares issued in reinvestment of dividends and distributions	4,864	46,176
Shares reacquired	(14,970)	(142,231)

Net increase (decrease) in shares outstanding	130,708	$1,250,646

Class Z
Six months ended April 30, 2019:
Shares sold	2,078,757	$19,318,489
Shares issued in reinvestment of dividends and distributions	278,312	2,580,055
Shares reacquired	(3,014,155)	(27,479,760)

Net increase (decrease) in shares outstanding before conversion	(657,086)	(5,581,216)
Shares issued upon conversion from other share class(es)	327,725	3,089,587
Shares reacquired upon conversion into other share class(es)	(23,677)	(221,570)

Net increase (decrease) in shares outstanding	(353,038)	$(2,713,199)

Year ended October 31, 2018:
Shares sold	3,661,114	$35,352,541
Shares issued in reinvestment of dividends and distributions	498,851	4,788,384
Shares reacquired	(5,306,867)	(51,027,556)

Net increase (decrease) in shares outstanding before conversion	(1,146,902)	(10,886,631)
Shares issued upon conversion from other share class(es)	1,025,333	9,817,130
Shares reacquired upon conversion into other share class(es)	(93,008)	(895,480)

Net increase (decrease) in shares outstanding	(214,577)	$(1,964,981)

PGIM Income Builder Fund	81

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	110,830	$1,032,790
Shares issued in reinvestment of dividends and distributions	9,681	89,822
Shares reacquired	(48,270)	(455,266)

Net increase (decrease) in shares outstanding before conversion	72,241	667,346
Shares issued upon conversion from other share class(es)	11,353	106,401

Net increase (decrease) in shares outstanding	83,594	$773,747

Year ended October 31, 2018:
Shares sold	136,808	$1,312,320
Shares issued in reinvestment of dividends and distributions	14,019	134,408
Shares reacquired	(81,499)	(784,872)

Net increase (decrease) in shares outstanding before conversion	69,328	661,856
Shares issued upon conversion from other share class(es)	24,208	233,670

Net increase (decrease) in shares outstanding	93,536	$895,526

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

82

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

PGIM Income Builder Fund	83

Notes to Financial Statements (unaudited) (continued)

willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

84

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Income Builder Fund	85

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019	Year Ended October 31,				Three Months Ended October 31, 2014(a)	Year Ended July 31, 2014
		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.12	$9.62	$9.36	$9.39	$11.90	$11.78	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.35	0.35	0.37	0.39	0.05	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.50	(0.46)	0.32	0.06	(0.70)	0.14	0.89
Total from investment operations	0.70	(0.11)	0.67	0.43	(0.31)	0.19	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.33)	(0.36)	(0.40)	(0.44)	(0.07)	(0.12)
Tax return of capital distributions	-	(0.06)	(0.05)	(0.06)	-	-	-
Distributions from net realized gains	-	-	-	-	(1.76)	-	(0.59)
Total dividends and distributions	(0.21)	(0.39)	(0.41)	(0.46)	(2.20)	(0.07)	(0.71)
Net asset value, end of period	$9.61	$9.12	$9.62	$9.36	$9.39	$11.90	$11.78
Total Return(c):	7.80%	(1.22)%	7.34%	4.76%	(2.59)%	1.63%	8.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$157,246	$153,762	$171,047	$165,090	$141,432	$84,863	$85,292
Average net assets (000)	$150,077	$169,651	$167,079	$143,159	$109,965	$84,889	$86,591
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.86% (f)	0.85%	0.85%	0.83%	0.78%	1.03% (f)	1.51%

See Notes to Financial Statements.

86

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,				Three Months Ended October 31, 2014(a)		Year Ended July 31, 2014
			2018	2017	2016	2015
Expenses before waivers and/or expense reimbursement	1.28%	(f)	1.25%	1.27%	1.30%	1.37%	1.92%	(f)	1.56%
Net investment income (loss)	4.31%	(f)	3.63%	3.69%	4.05%	3.96%	1.58%	(f)	0.43%
Portfolio turnover rate(g)	55%		114%	102%	90%	93%	140%		478%

(a)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	87

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30, 2019		Year Ended October 31,				Three Months Ended October 31, 2014(a)		Year Ended July 31, 2014
			2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.94		$9.45	$9.19	$9.23	$11.74	$11.59		$11.38
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.27	0.28	0.30	0.32	0.02		(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.49		(0.46)	0.33	0.05	(0.70)	0.15		0.88
Total from investment operations	0.65		(0.19)	0.61	0.35	(0.38)	0.17		0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.27)	(0.31)	(0.34)	(0.37)	(0.02)		(0.04)
Tax return of capital distributions	-		(0.05)	(0.04)	(0.05)	-	-		-
Distributions from net realized gains	-		-	-	-	(1.76)	-		(0.59)
Total dividends and distributions	(0.18)		(0.32)	(0.35)	(0.39)	(2.13)	(0.02)		(0.63)
Net asset value, end of period	$9.41		$8.94	$9.45	$9.19	$9.23	$11.74		$11.59
Total Return(c):	7.35%		(2.08)%	6.69%	3.97%	(3.35)%	1.47%		7.52%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,383		$1,720	$2,332	$2,575	$3,083	$4,810		$5,180
Average net assets (000)	$1,610		$2,080	$2,532	$2,762	$3,824	$5,005		$5,826
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.61%	(f)	1.60%	1.60%	1.58%	1.51%	1.78%	(f)	2.26%
Expenses before waivers and/or expense reimbursement	3.24%	(f)	2.96%	1.97%	2.00%	2.09%	2.59%	(f)	2.26%
Net investment income (loss)	3.59%	(f)	2.88%	2.95%	3.34%	3.24%	0.80%	(f)	(0.31)%
Portfolio turnover rate(g)	55%		114%	102%	90%	93%	140%		478%

(a)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

88

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	89

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2019	Year Ended October 31,				Three Months Ended October 31, 2014(a)	Year Ended July 31, 2014
		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.94	$9.44	$9.18	$9.23	$11.74	$11.59	$11.38
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.27	0.27	0.30	0.31	0.02	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.49	(0.45)	0.34	0.04	(0.69)	0.15	0.88
Total from investment operations	0.65	(0.18)	0.61	0.34	(0.38)	0.17	0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.27)	(0.31)	(0.34)	(0.37)	(0.02)	(0.04)
Tax return of capital distributions	-	(0.05)	(0.04)	(0.05)	-	-	-
Distributions from net realized gains	-	-	-	-	(1.76)	-	(0.59)
Total dividends and distributions	(0.18)	(0.32)	(0.35)	(0.39)	(2.13)	(0.02)	(0.63)
Net asset value, end of period	$9.41	$8.94	$9.44	$9.18	$9.23	$11.74	$11.59
Total Return(c):	7.47%	(1.98)%	6.69%	3.86%	(3.35)%	1.47%	7.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$101,794	$109,767	$129,397	$108,543	$75,622	$17,474	$17,887
Average net assets (000)	$105,973	$123,584	$122,174	$88,099	$44,389	$17,513	$17,793
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.61% (f)	1.60%	1.60%	1.58%	1.55%	1.78% (f)	2.26%

See Notes to Financial Statements.

90

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,				Three Months Ended October 31, 2014(a)		Year Ended July 31, 2014
			2018	2017	2016	2015
Expenses before waivers and/or expense reimbursement	1.97%	(f)	1.94%	1.98%	2.00%	2.05%	2.61%	(f)	2.26%
Net investment income (loss)	3.58%	(f)	2.88%	2.93%	3.27%	3.19%	0.82%	(f)	(0.32)%
Portfolio turnover rate(g)	55%		114%	102%	90%	93%	140%		478%

(a)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	91

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2019		Year Ended October 31,				Three Months Ended October 31, 2014(a)		Year Ended July 31, 2014
			2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.10		$9.61	$9.34	$9.38	$11.89	$11.75		$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.31	0.33	0.35	0.36	0.04		0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.50		(0.45)	0.33	0.05	(0.69)	0.15		0.89
Total from investment operations	0.69		(0.14)	0.66	0.40	(0.33)	0.19		0.91
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.31)	(0.34)	(0.38)	(0.42)	(0.05)		(0.09)
Tax return of capital distributions	-		(0.06)	(0.05)	(0.06)	-	-		-
Distributions from net realized gains	-		-	-	-	(1.76)	-		(0.59)
Total dividends and distributions	(0.20)		(0.37)	(0.39)	(0.44)	(2.18)	(0.05)		(0.68)
Net asset value, end of period	$9.59		$9.10	$9.61	$9.34	$9.38	$11.89		$11.75
Total Return(c):	7.69%		(1.58)%	7.20%	4.40%	(2.83)%	1.60%		8.13%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,902		$1,768	$610	$561	$359	$393		$288
Average net assets (000)	$1,769		$1,196	$579	$404	$427	$347		$275
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.11%	(f)	1.10%	1.10%	1.08%	1.03%	1.25%	(f)	1.76%
Expenses before waivers and/or expense reimbursement	2.56%	(f)	3.02%	1.73%	1.75%	1.82%	2.45%	(f)	2.01%
Net investment income (loss)	4.07%	(f)	3.25%	3.41%	3.76%	3.69%	1.45%	(f)	0.19%
Portfolio turnover rate(g)	55%		114%	102%	90%	93%	140%		478%

(a)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

92

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	93

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,				Three Months Ended October 31, 2014(a)		Year Ended July 31, 2014
			2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.18		$9.69	$9.42	$9.45	$11.96	$11.85		$11.62
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.37	0.38	0.40	0.41	0.06		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		(0.46)	0.33	0.05	(0.69)	0.15		0.89
Total from investment operations	0.72		(0.09)	0.71	0.45	(0.28)	0.21		0.97
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.36)	(0.39)	(0.42)	(0.47)	(0.10)		(0.15)
Tax return of capital distributions	-		(0.06)	(0.05)	(0.06)	-	-		-
Distributions from net realized gains	-		-	-	-	(1.76)	-		(0.59)
Total dividends and distributions	(0.22)		(0.42)	(0.44)	(0.48)	(2.23)	(0.10)		(0.74)
Net asset value, end of period	$9.68		$9.18	$9.69	$9.42	$9.45	$11.96		$11.85
Total Return(c):	7.99%		(1.08)%	7.67%	4.98%	(2.33)%	1.74%		8.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$136,781		$133,029	$142,478	$84,046	$74,114	$5,965		$5,287
Average net assets (000)	$130,110		$141,463	$119,795	$64,595	$45,082	$5,426		$4,306
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.61%	(f)	0.60%	0.60%	0.58%	0.56%	0.77%	(f)	1.26%
Expenses before waivers and/or expense reimbursement	0.98%	(f)	0.96%	0.98%	1.00%	1.03%	1.64%	(f)	1.26%
Net investment income (loss)	4.56%	(f)	3.87%	3.90%	4.35%	4.15%	1.87%	(f)	0.69%
Portfolio turnover rate(g)	55%		114%	102%	90%	93%	140%		478%

See Notes to Financial Statements.

94

(a)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	95

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31, 2018	December 30, 2016(a) through October 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.18		$9.69	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.37	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.50		(0.46)	0.31
Total from investment operations	0.71		(0.09)	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.36)	(0.31)
Tax return of capital distributions	-		(0.06)	(0.05)
Total dividends and distributions	(0.22)		(0.42)	(0.36)
Net asset value, end of period	$9.67		$9.18	$9.69
Total Return(c):	7.88%		(1.07)%	6.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,331		$3,343	$2,622
Average net assets (000)	$3,765		$3,088	$1,384
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.61%	(f)	0.60%	0.60%	(f)
Expenses before waivers and/or expense reimbursement	1.23%	(f)	1.32%	0.90%	(f)
Net investment income (loss)	4.54%	(f)	3.85%	3.74%	(f)
Portfolio turnover rate(g)	55%		114%	102%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

96

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Income Builder Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INCOME BUILDER FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PCGAX	PBCFX	PCCFX	PCLRX	PDCZX	PCGQX
CUSIP	74442X108	74442X207	74442X306	74442X405	74442X504	74442X769

MFSP504E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019